Other Operating Income (Expense), Net (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Other Operating Income (Expense), Net [Abstract]
Schedule of other operating income (expense)
	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Expenses to counteract the COVID-19 effect, note 1.1	(2,642)	-	-
Net gain (loss) on disposal of property, plant and equipment and intangible	2,591	(1,846)	4,599
Income from land rental and office lease, note 27	1,859	722	707
Recovery of expenses	1,166	525	534
Income from management and administrative services provided to related parties, note 27	834	1,744	1,765
Changes in the estimation of rehabilitation provision	-	-	910
Write-off for disasters	-	(357)	(784)
Allowance for expected credit losses, note 7(d)	-	-	(9,034)
Reconstruction of public road network destroyed by the Coastal El Niño	-	-	(5,675)
Other minor, net	538	1,857	(1,719)

	4,346	2,645	(8,697)